STOCK OPTIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options Details 1
Share price	$ 2.93		$ 5.24
Exercise price	$ 2.93		$ 5.24
Risk-free interest rate	2.38%		1.41%
Expected volatility	108.14%		58.99%
Expected option life in years	10 years		5 years
Expected dividend yield